Segments (Details) - Segment	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Segments [Line Items]
Number of reportable segments	1	1
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer	Chief Executive Officer
Number of operating segments	1	1
CODM description	The Company’s Chief Executive Officer (“CEO”), as the Company’s CODM, manages and allocates resources to the operations of the Company on a consolidated basis.